Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of Notes Payable and Other Long-term Debt

The components of notes payable and other long-term debt follows:

	Maturity	Interest Rate as of September 30, 2022	September 30, 2022	June 30, 2022
Notes payable	April 30, 2023	3.49%	$92,726	$139,538
Total			92,726	139,538
Less current portion of notes payable and long-term debt			(92,726)	(139,538)
Notes payable and other long-term debt			$-	$-

The components of notes payable and other long-term debt follows:

	Maturity	Interest Rate as of June 30, 2022	June 30, 2022	June 30, 2021
Notes payable	April 30, 2023	3.49%	$139,538	$330,654
Finance lease obligation (Note 11)	—	—	-	113,863
Total			139,538	444,517
Less current portion of notes payable and long-term debt			(139,538)	(223,217)
Notes payable and other long-term debt			$-	$221,300

The Company assumed a note payable of £250,000 (equivalent to $327,390) in connection with its acquisition of Argyll on July 31, 2020. The term loan was issued on April 30, 2020 and has a maturity of 3 years, bears interest at 3.49% per annum over the Bank of England base rate, and is secured by the assets and equity of Argyll. The monthly principal and interest payments on the note payable commenced in June 2021 and continue through May 2023. The principal balance of the notes payable on June 30, 2022 was £114,583 ($139,538 using exchange rates at June 30, 2022). Interest expense on the note payable was $9,076 and $962 for the years ended June 30, 2022 and 2021, respectively. The finance lease obligations were assumed by the purchasers in the Helix transaction (see Note 11).

The maturities of long-term debt are as follows:

Fiscal 2023	$139,538
Total	$139,538

Schedule of Maturities of Long-term Debt	The maturities of long-term debt are as follows:
Fiscal 2023	$92,726
Total	$92,726
The maturities of long-term debt are as follows:
Fiscal 2023	$139,538
Total	$139,538

Schedule of Components of Long-term Debt

The components of the Company’s long-term debt, including the Senior Convertible Note follows:

	September 30, 2022	June 30, 2022
Current portion of long-term debt, including the senior convertible note	$32,314,299	$35,139,538
Total	$32,314,299	$35,139,538

The components of the Company’s long-term debt including the Senior Convertible Note on the consolidated balance sheets follows:

	June 30, 2022	June 30, 2021
Current portion of notes payable and long-term debt including the senior convertible note	$35,139,538	$223,217
Notes payable and long-term debt including the senior convertible note	-	6,523,804
Total	35,139,538	6,747,021